Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	Changes in goodwill were as follows (in millions):

	Year Ended December 31,
	2014	2013
Beginning of period	$309.7	$309.1
Foreign currency translation	(1.6)	0.6

End of period	$308.1	$309.7

Components of Other Intangible Assets

The components of other intangible assets were as follows (in millions):

			December 31, 2014
	Amortizable Life	Weighted Average Remaining Life	Cost	Impairment	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(86.1)	$(1.1)	$196.4
Trademarks	5 years	1 years	0.6	—	(0.5)	—	0.1
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0
Integrated software systems	5 years	1 years	11.0	—	(8.1)	—	2.9

			$444.2	$(38.0)	$(94.7)	$(1.1)	$310.4

			December 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Cost	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(64.4)	$(0.1)	$219.1
Trademarks	5 years	2 years	0.6	—	(0.4)	—	0.2
Trademarks	Indefinite	Indefinite	151.0	(2.0)	—	—	149.0
Integrated software systems	5 years	2 years	11.0	—	(5.9)	—	5.1

			$446.2	$(2.0)	$(70.7)	$(0.1)	$373.4

Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software Systems
2015	$22.2	$2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—
2019	22.1	—